Liquidity (Details) $ / shares in Units, $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Liquidity (Details) [Line Items]
Aggregate gross purchase price | $	$ 25
Common stock, par value | $ / shares	$ 0.0001
Purchase percentage	97.00%
Common stock description	the Investor may not purchase any Common Stock that would result in it owning more than 4.99% of the Company’s Common Stock or (ii) the aggregate number of Common Stock issued pursuant to the SEPA cannot exceed 19.9% of the Company’s Common Stock as of as of the date of the SEPA (referred to as the “Exchange Cap”)
Investor [Member]
Liquidity (Details) [Line Items]
Common stock issued | shares	487,995